Revenue	3 Months Ended
Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue

Note 3 – Revenue

Net sales disaggregated by significant products and geographic area for the three months ended March 31, 2025 and March 31, 2024 were as follows:

		Three Month Ended		% of Total Revenue
Geographic	Products	March 31, 2025	March 31, 2024	March 31, 2025	March 31, 2024
China, mainland	Compost III	$111,778	$693,485	7.0%	29.2%
China, mainland	White Button Mushroom	393,648	1,684,796	24.8%	70.8%
China, Hongkong	Mushroom powder seasonings	1,081,718	-	68.2%	-
Total	Total net sales	$1,587,144	$2,378,281	100%	100%